Condensed Financial Information of Global-Tech	12 Months Ended
Mar. 31, 2012
Condensed Financial Information of Global-Tech [Abstract]
CONDENSED FINANCIAL INFORMATION OF GLOBAL-TECH
30.	CONDENSED FINANCIAL INFORMATION OF GLOBAL-TECH

Under the relevant PRC laws and regulations, the Company’s PRC subsidiaries (the “PRC Subsidiaries”) are restricted in their ability to transfer certain of their net assets to Global-Tech in the form of dividend payments, loans, or advances. The amounts restricted include net assets of the PRC Subsidiaries, as determined pursuant to PRC generally accepted accounting principles, totaling RMB359,062,819 (approximately US$56,975,107) as of March 31, 2012.

The following is the condensed financial information of Global-Tech on a stand-alone basis:

Balance sheets

	March 31, 2012	March 31, 2011
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	21,984,305	11,127,701
Available-for-sale investments	2,000,000	—
Prepaid expenses	43,210	40,628
Deposits and other assets	24,723	29,692

Total current assets	24,052,238	11,198,021

Interests in subsidiaries	55,206,077	62,358,045
Other investments	1,033,800	3,009,200

Total assets	80,292,115	76,565,266

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other accrued liabilities	201,483	227,807

Total liabilities	201,483	227,807

Shareholders’ equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,229,314 shares issued as of March 31, 2012 and 2011	129,173	129,173
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued	—	—
Additional paid-in capital	84,786,226	84,752,105
Accumulated deficit	(9,690,526)	(11,101,203)
Accumulated other comprehensive income	9,697,445	7,395,275
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2012 and 2011	(4,663,321)	(4,663,321)

Total Global-Tech Advanced Innovations Inc. shareholders’ equity	80,258,997	76,512,029
Non-controlling interests	(168,365)	(174,570)

Total equity	80,090,632	76,337,459

Total liabilities and shareholders’ equity	80,292,115	76,565,266

Statements of operations

	Fiscal years ended March 31,
	2012	2011	2010
	US$	US$	US$
Net sales	—	—	—
Cost of goods sold	—	—	—

Gross profit	—	—	—
Selling, general and administrative expenses	(1,158,531)	(1,252,554)	(907,147)

Operating loss	(1,158,531)	(1,252,554)	(907,147)
Interest income, net	35,349	29,831	36,768
Equity in profits (losses) of subsidiaries	1,923,914	(2,155,198)	5,842,060
Other income (expense), net	609,945	(635,050)	(1,505,350)

Net income (loss)	1,410,677	(4,012,971)	3,466,331

Statements of cash flows

	Fiscal years ended March 31,
	2012	2011	2010
	US$	US$	US$
Cash flows from operating activities:
Net income (loss)	1,410,677	(4,012,971)	3,466,331
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock compensation expense	34,121	470,139	—
Shares issued to an employee	—	1,969	13,675
Equity in losses (profits) of subsidiaries	(1,923,914)	2,155,198	(5,842,059)
Interest received from available-for-sale investments	(13)	—	—
Changes in operating assets and liabilities:
Prepaid expenses	(2,582)	3,465	(6,475)
Deposits and other assets	4,969	(3,769)	5,127
Other accrued liabilities	(26,324)	(7,591)	(9,065)

Net cash used in operating activities	(503,066)	(1,393,560)	(2,372,466)

Cash flows from investing activities:
Purchases of available-for-sale investments	(8,999,987)	(3,000,000)	(31,977,976)
Proceeds from disposal of available-for-sale investments	9,000,000	15,986,532	31,926,236
Repayment of amounts due from (advances to) subsidiaries, net	13,091,819	(639,128)	(303,809)
Capital injection into subsidiaries	(1,732,162)	(1,858,931)	(53,440)

Net cash provided by (used in) investing activities	11,359,670	10,488,473	(408,989)

Cash flows from financing activities:
Purchase of treasury stock	—	—	(2,136)

Net cash used in financing activities	—	—	(2,136)

Net increase (decrease) in cash and cash equivalents	10,856,604	9,094,913	(2,783,591)
Cash and cash equivalents at beginning of fiscal year	11,127,701	2,032,788	4,816,379

Cash and cash equivalents at end of fiscal year	21,984,305	11,127,701	2,032,788

(a)	Basis of preparation

For the purposes of the preparation of the parent company only condensed financial information, the Company records its interests in direct and indirect subsidiaries under the equity method of accounting as prescribed in FASB ASC 323 “Investments-Equity Method and Joint Ventures”. Such interests, together with the advances to subsidiaries, are presented as “Interests In subsidiaries” on the balance sheets and share of the subsidiaries’ income and losses is presented as “Equity in (losses) profits of subsidiaries” on the statements of operations.

(b)	Commitments

Global-Tech has provided a letter of support to certain of its subsidiaries indicating its commitment to provide continuing financial support to those subsidiaries.